UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 72.0%
Aerospace – 0.9%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$98,100
Bombardier, Inc., 7.5%, 2018 (n)	105,000	114,188
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	203,000	148,698
Oshkosh Corp., 8.25%, 2017	65,000	71,338

		$432,324

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$95,000	$102,600

Asset-Backed & Securitized – 2.7%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$337,500
Banc of America Commercial Mortgage, Inc., FRN, 6.232%, 2051 (z)	328,951	175,267
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	220,000	112,809
Falcon Franchise Loan LLC, FRN, 3.246%, 2025 (i)(z)	381,322	29,324
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.744%, 2049	142,189	82,994
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.744%, 2049	217,049	113,757
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.744%, 2049	595,809	261,843
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	95,000	50,966
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	95,000	58,154
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.743%, 2050	64,000	58,503
Morgan Stanley Capital I, Inc., FRN, 1.434%, 2039 (i)(z)	441,680	11,042
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	142,497	59,045
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	89,972	31,978

		$1,383,299

Automotive – 2.5%
Accuride Corp., 9.5%, 2018 (n)	$140,000	$155,400
Allison Transmission, Inc., 11%, 2015 (n)	105,000	114,975
Ford Motor Credit Co. LLC, 12%, 2015	595,000	754,404
General Motors Corp., 7.125%, 2013 (d)	234,000	83,070
Goodyear Tire & Rubber Co., 10.5%, 2016	105,000	119,175
UCI International, Inc., 8.625%, 2019 (z)	25,000	26,063

		$1,253,087

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017	$100,000	$110,250

Broadcasting – 4.2%
Allbritton Communications Co., 8%, 2018	$90,000	$93,488
Citadel Broadcasting Corp., 7.75%, 2018 (z)	15,000	15,975
Entravision Communications Corp., 8.75%, 2017	30,000	32,100
Gray Television, Inc., 10.5%, 2015	30,000	30,825
Intelsat Bermuda Ltd., 11.25%, 2017	50,000	56,125
Intelsat Jackson Holdings Ltd., 9.5%, 2016	290,000	308,125
Lamar Media Corp., 6.625%, 2015	170,000	174,038
LBI Media Holdings, Inc., 11%, 2013	325,000	308,750
LBI Media, Inc., 8.5%, 2017 (z)	90,000	75,713
Local TV Finance LLC, 9.25%, 2015 (p)(z)	170,363	158,864
Newport Television LLC, 13%, 2017 (n)(p)	93,690	83,130
Nexstar Broadcasting, Inc., 7%, 2014	69,000	67,448
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)	210,997	205,458
Salem Communications Corp., 9.625%, 2016	17,000	18,445
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	60,638
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	15,000	15,525

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
SIRIUS XM Radio, Inc., 13%, 2013 (z)		$65,000	$77,350
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		105,000	114,713
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		75,000	77,813
Univision Communications, Inc., 12%, 2014 (n)		28,000	30,555
Univision Communications, Inc., 9.75%, 2015 (n)(p)		83,802	87,971
Univision Communications, Inc., 7.875%, 2020 (n)		45,000	48,038
Young Broadcasting, Inc., 8.75%, 2014 (d)		405,000	0

			$2,141,087

Brokerage & Asset Managers – 1.1%
E*TRADE Financial Corp., 7.875%, 2015		$155,000	$155,000
E*TRADE Financial Corp., 12.5%, 2017		160,000	190,200
Janus Capital Group, Inc., 6.95%, 2017		205,000	216,601

			$561,801

Building – 0.8%
Building Materials Holding Corp., 7%, 2020 (n)		$45,000	$47,250
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	60,000	85,435
Nortek, Inc., 11%, 2013		$95,844	102,194
Nortek, Inc., 10%, 2018 (n)		55,000	57,750
Ply Gem Industries, Inc., 11.75%, 2013		29,000	30,994
Ply Gem Industries, Inc., 13.125%, 2014		80,000	87,200

			$410,823

Business Services – 1.7%
First Data Corp., 9.875%, 2015		$165,000	$164,588
Interactive Data Corp., 10.25%, 2018 (n)		160,000	177,200
Iron Mountain, Inc., 6.625%, 2016		140,000	140,525
SunGard Data Systems, Inc., 10.25%, 2015		290,000	305,588
SunGard Data Systems, Inc., 7.375%, 2018 (n)		45,000	45,900
SunGard Data Systems, Inc., 7.625%, 2020 (n)		25,000	25,813

			$859,614

Cable TV – 2.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)		$25,000	$26,125
Cablevision Systems Corp., 8.625%, 2017		70,000	78,225
CCH II LLC, 13.5%, 2016		205,000	248,050
CCO Holdings LLC, 7.875%, 2018		25,000	26,313
CCO Holdings LLC, 8.125%, 2020		15,000	15,975
Cequel Communications Holdings, 8.625%, 2017 (z)		35,000	36,619
Charter Communications Operating LLC, 10.875%, 2014 (n)		70,000	78,750
CSC Holdings LLC, 8.5%, 2014		50,000	55,875
CSC Holdings LLC, 8.5%, 2015		165,000	180,675
Insight Communications Co., Inc., 9.375%, 2018 (n)		25,000	27,313
Mediacom LLC, 9.125%, 2019		105,000	108,413
Videotron LTEE, 6.875%, 2014		45,000	45,619
Virgin Media Finance PLC, 9.125%, 2016		303,000	322,695
Virgin Media Finance PLC, 9.5%, 2016		100,000	113,625

			$1,364,272

Chemicals – 3.3%
Ashland, Inc., 9.125%, 2017		$140,000	$162,925
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)		65,000	67,763
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		120,000	129,300
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		25,000	26,688
Huntsman International LLC, 8.625%, 2021 (n)		95,000	104,500
Lumena Resources Corp., 12%, 2014 (n)		146,000	137,788

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Lyondell Chemical Co., 11%, 2018	$377,304	$430,127
Momentive Performance Materials, Inc., 12.5%, 2014	163,000	182,153
Momentive Performance Materials, Inc., 11.5%, 2016	202,000	218,665
Momentive Performance Materials, Inc., 9%, 2021 (n)	55,000	58,575
Polypore International, Inc., 7.5%, 2017 (z)	15,000	15,525
Solutia, Inc., 7.875%, 2020	110,000	119,350

		$1,653,359

Computer Software – 0.1%
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$70,000	$74,550

Computer Software - Systems – 0.2%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$95,000	$102,838

Conglomerates – 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$105,000	$111,300
Pinafore LLC, 9%, 2018 (n)	95,000	104,856

		$216,156

Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,950
ACCO Brands Corp., 7.625%, 2015	60,000	60,750
Central Garden & Pet Co., 8.25%, 2018	75,000	77,250
Easton-Bell Sports, Inc., 9.75%, 2016	85,000	94,563
Elizabeth Arden, Inc., 7.375%, 2021 (z)	65,000	66,463
Libbey Glass, Inc., 10%, 2015	85,000	91,906
NBTY, Inc., 9%, 2018 (n)	10,000	10,775
Scotts Miracle-Gro Co., 6.625%, 2020 (n)	15,000	15,113
Visant Corp., 10%, 2017	95,000	100,700

		$534,470

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015	$77,000	$81,620
KAR Holdings, Inc., FRN, 4.286%, 2014	75,000	72,375
Realogy Corp., 10.5%, 2014	50,000	51,875
Service Corp. International, 7%, 2019	200,000	205,500
Ticketmaster Entertainment, Inc., 10.75%, 2016	175,000	192,063

		$603,433

Containers – 1.3%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$305,000	$315,675
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	15,000	15,956
Owens-Illinois, Inc., 7.375%, 2016	130,000	141,375
Packaging Dynamics Corp., 8.75%, 2016 (z)	10,000	10,188
Reynolds Group, 9%, 2019 (z)	175,000	183,750

		$666,944

Defense Electronics – 0.0%
ManTech International Corp., 7.25%, 2018	$20,000	$20,700

Electronics – 0.6%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$75,000	$84,938
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	70,000	77,525
NXP B.V., 7.875%, 2014	150,000	156,188

		$318,651

Emerging Market Quasi-Sovereign – 0.8%
BTA Bank JSC, 10.75% to 2013, 12.5% to 2018 (n)	$42,605	$45,800
BTA Bank JSC, 7.2%, 2025 (n)	9,654	6,758
OAO Gazprom, 9.625%, 2013	60,000	67,704

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos de Venezuela S.A., 5.25%, 2017	$250,000	$141,625
Provincia de Buenos Aires, 11.75%, 2015 (n)	124,000	130,200

		$392,087

Emerging Market Sovereign – 0.3%
Republic of Argentina, 7%, 2011	$167,000	$167,617

Energy - Independent – 4.2%
Berry Petroleum Co., 10.25%, 2014	$85,000	$97,963
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	120,000	126,000
Chesapeake Energy Corp., 6.875%, 2020	80,000	84,500
Concho Resources, Inc., 8.625%, 2017	25,000	27,500
Denbury Resources, Inc., 8.25%, 2020	50,000	55,063
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	120,000	127,800
EXCO Resources, Inc., 7.5%, 2018	75,000	75,000
Harvest Operations Corp., 6.875%, 2017 (n)	30,000	30,938
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	168,800
Laredo Petroleum, Inc., 9.5%, 2019 (z)	25,000	26,063
Newfield Exploration Co., 6.625%, 2016	50,000	51,750
OPTI Canada, Inc., 9.75%, 2013 (n)	80,000	78,200
OPTI Canada, Inc., 8.25%, 2014	240,000	144,000
Penn Virginia Corp., 10.375%, 2016	160,000	180,000
Pioneer Natural Resources Co., 6.875%, 2018	105,000	113,000
Pioneer Natural Resources Co., 7.5%, 2020	105,000	116,317
Plains Exploration & Production Co., 7%, 2017	225,000	235,125
Quicksilver Resources, Inc., 9.125%, 2019	190,000	207,100
SandRidge Energy, Inc., 8%, 2018 (n)	175,000	179,813
SM Energy Co., 6.625%, 2019 (z)	10,000	10,000

		$2,134,932

Energy - Integrated – 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$105,000	$120,619

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$200,000	$214,500
AMC Entertainment, Inc., 9.75%, 2020 (z)	55,000	59,125
Cinemark USA, Inc., 8.625%, 2019	75,000	81,188
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	45,000	47,925

		$402,738

Financial Institutions – 3.8%
American General Finance Corp., 5.375%, 2012	$50,000	$48,250
American General Finance Corp., 6.9%, 2017	200,000	174,000
CIT Group, Inc., 7%, 2014	130,000	132,438
CIT Group, Inc., 7%, 2016	295,000	297,950
CIT Group, Inc., 7%, 2017	410,000	413,588
Credit Acceptance Corp., 9.125%, 2017 (z)	60,000	64,500
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	112,000	113,120
GMAC, Inc., 8%, 2031	65,000	73,450
International Lease Finance Corp., 8.75%, 2017 (n)	105,000	117,600
International Lease Finance Corp., 7.125%, 2018 (n)	137,000	147,618
International Lease Finance Corp., 8.25%, 2020	25,000	27,250
Nationstar Mortgage LLC, 10.875%, 2015 (z)	145,000	145,725
SLM Corp., 8%, 2020	190,000	198,075

		$1,953,564

Food & Beverages – 0.9%
ARAMARK Corp., 8.5%, 2015	$105,000	$109,463

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
B&G Foods, Inc., 7.625%, 2018	$75,000	$79,500
Constellation Brands, Inc., 7.25%, 2016	55,000	58,506
Pinnacle Foods Finance LLC, 9.25%, 2015	130,000	135,850
TreeHouse Foods, Inc., 7.75%, 2018	80,000	86,300

		$469,619

Forest & Paper Products – 1.6%
Boise, Inc., 8%, 2020	$105,000	$113,663
Cascades, Inc., 7.75%, 2017	70,000	72,800
Georgia-Pacific Corp., 7.125%, 2017 (n)	115,000	122,475
Georgia-Pacific Corp., 8%, 2024	85,000	97,963
Georgia-Pacific Corp., 7.25%, 2028	30,000	31,575
Graphic Packaging Holding Co., 7.875%, 2018	65,000	68,900
JSG Funding PLC, 7.75%, 2015	30,000	30,525
Millar Western Forest Products Ltd., 7.75%, 2013	195,000	191,588
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR 50,000	72,736

		$802,225

Gaming & Lodging – 3.7%
Firekeepers Development Authority, 13.875%, 2015 (n)	$190,000	$226,100
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	290,000	1,088
Gaylord Entertainment Co., 6.75%, 2014	150,000	151,688
GWR Operating Partnership LLP, 10.875%, 2017	100,000	105,000
Harrah’s Operating Co., Inc., 11.25%, 2017	170,000	192,950
Harrah’s Operating Co., Inc., 10%, 2018	66,000	59,895
Harrah’s Operating Co., Inc., 10%, 2018	260,000	235,950
Host Hotels & Resorts, Inc., 9%, 2017	65,000	72,800
MGM Mirage, 10.375%, 2014	20,000	22,650
MGM Mirage, 11.125%, 2017	60,000	69,300
MGM Mirage, 9%, 2020 (n)	45,000	49,725
MGM Resorts International, 11.375%, 2018	220,000	245,850
MTR Gaming Group, Inc., 9%, 2012	80,000	73,600
Penn National Gaming, Inc., 8.75%, 2019	105,000	115,763
Royal Caribbean Cruises Ltd., 11.875%, 2015	70,000	87,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	55,000	59,125
Station Casinos, Inc., 6.5%, 2014 (d)	345,000	35
Station Casinos, Inc., 6.875%, 2016 (d)	565,000	57
Station Casinos, Inc., 7.75%, 2049 (d)	72,000	7
Wyndham Worldwide Corp., 7.375%, 2020	50,000	54,645
Wynn Las Vegas LLC, 7.75%, 2020	45,000	47,700

		$1,871,428

Industrial – 0.9%
Altra Holdings, Inc., 8.125%, 2016	$70,000	$73,500
Diversey, Inc., 8.25%, 2019	65,000	70,363
Great Lakes Dredge & Dock Corp., 7.75%, 2013	85,000	86,488
Great Lakes Dredge & Dock Corp., 7.375%, 2019 (z)	15,000	15,150
Hillman Group, Inc., 10.875%, 2018	55,000	60,019
Mueller Water Products, Inc., 7.375%, 2017	110,000	106,838
Mueller Water Products, Inc., 8.75%, 2020	30,000	33,300

		$445,658

Insurance – 0.9%
American International Group, Inc., 8.175% to 2038, FRN to 2068	$175,000	$195,125
ING Groep N.V., 5.775% to 2015, FRN to 2049	290,000	252,300

		$447,425

5

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$301,975
USI Holdings Corp., 9.75%, 2015 (z)	310,000	317,750
XL Group PLC, 6.5% to 2017, FRN to 2049	170,000	153,646

		$773,371

International Market Sovereign – 0.2%
Republic of Ireland, 5.4%, 2025	EUR 100,000	$97,333

Machinery & Tools – 0.6%
Case Corp., 7.25%, 2016	$50,000	$54,250
Case New Holland, Inc., 7.875%, 2017 (n)	95,000	105,569
Rental Service Corp., 9.5%, 2014	93,000	97,650
RSC Equipment Rental, Inc., 8.25%, 2021 (z)	45,000	46,013

		$303,482

Major Banks – 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$290,000	$300,634
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	350,000	304,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	100,000	80,500

		$685,634

Medical & Health Technology & Services – 4.9%
Biomet, Inc., 10.375%, 2017 (p)	$50,000	$56,000
Biomet, Inc., 11.625%, 2017	355,000	401,150
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	137,850
HCA, Inc., 9%, 2014	320,000	337,600
HCA, Inc., 9.25%, 2016	115,000	123,769
HCA, Inc., 8.5%, 2019	100,000	111,500
HealthSouth Corp., 8.125%, 2020	155,000	167,788
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	191,013
Tenet Healthcare Corp., 9.25%, 2015	170,000	184,875
Tenet Healthcare Corp., 8%, 2020	35,000	35,700
United Surgical Partners International, Inc., 8.875%, 2017	60,000	62,850
United Surgical Partners International, Inc., 9.25%, 2017 (p)	80,000	84,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	192,631
Universal Hospital Services, Inc., FRN, 3.834%, 2015	35,000	32,988
Vanguard Health Systems, Inc., 8%, 2018	115,000	118,163
VWR Funding, Inc., 10.25%, 2015 (p)	221,812	233,734

		$2,471,811

Metals & Mining – 1.4%
Arch Coal, Inc., 7.25%, 2020	$45,000	$47,363
Berau Capital Resources, 12.5%, 2015 (n)	150,000	173,625
Cloud Peak Energy, Inc., 8.25%, 2017	100,000	108,875
Cloud Peak Energy, Inc., 8.5%, 2019	85,000	94,775
CONSOL Energy, Inc., 8%, 2017 (n)	75,000	81,375
CONSOL Energy, Inc., 8.25%, 2020 (n)	50,000	54,625
Novelis, Inc., 8.375%, 2017 (n)	55,000	59,263
Novelis, Inc., 8.75%, 2020 (n)	25,000	27,156
U.S. Steel Corp., 7.375%, 2020	55,000	57,063

		$704,120

Municipals – 0.3%
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “D”, 5%, 2039	$105,000	$101,444
State of California, 5.5%, 2040	60,000	56,838

		$158,282

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.2%
Ferrellgas Partners LP, 8.625%, 2020	$105,000	$114,188

Natural Gas - Pipeline – 1.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$41,400
Atlas Pipeline Partners LP, 8.75%, 2018	115,000	121,325
Crosstex Energy, Inc., 8.875%, 2018	110,000	119,075
El Paso Corp., 7%, 2017	105,000	113,180
El Paso Corp., 7.75%, 2032	55,000	55,710
Energy Transfer Equity LP, 7.5%, 2020	170,000	181,688
Enterprise Products Partners LP, FRN, 7.034%, 2068	40,000	41,700
MarkWest Energy Partners LP, 8.75%, 2018	30,000	32,775
Targa Resources Partners LP, 6.875%, 2021 (z)	35,000	35,000

		$741,853

Network & Telecom – 1.4%
Cincinnati Bell, Inc., 8.25%, 2017	$30,000	$30,300
Cincinnati Bell, Inc., 8.75%, 2018	170,000	162,775
Citizens Communications Co., 9%, 2031	40,000	42,400
Frontier Communications Corp., 8.5%, 2020	30,000	33,825
Qwest Communications International, Inc., 7.125%, 2018 (n)	105,000	113,400
Windstream Corp., 8.625%, 2016	245,000	259,700
Windstream Corp., 8.125%, 2018	20,000	21,250
Windstream Corp., 7.75%, 2020	55,000	56,788

		$720,438

Oil Services – 1.0%
Edgen Murray Corp., 12.25%, 2015	$60,000	$54,300
Expro Finance Luxembourg, 8.5%, 2016 (n)	110,000	108,350
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	155,000	153,644
Pioneer Drilling Co., 9.875%, 2018	110,000	118,938
Trinidad Drilling Ltd., 7.875%, 2019 (n)	55,000	56,925

		$492,157

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$97,500

Other Banks & Diversified Financials – 1.5%
Capital One Financial Corp., 10.25%, 2039	$130,000	$140,563
CenterCredit International B.V., 8.625%, 2014	100,000	102,250
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	185,000	193,094
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	93,500
Santander UK PLC, 8.963% to 2030, FRN to 2049	210,000	225,750

		$755,157

Pharmaceuticals – 0.0%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$5,000	$5,150
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	5,000	5,156

		$10,306

Pollution Control – 0.0%
Casella Waste Systems, Inc., 7.75%, 2019 (z)	$15,000	$15,338

Printing & Publishing – 0.8%
American Media, Inc., 13.5%, 2018 (z)	$23,764	$24,477
McClatchy Co., 11.5%, 2017	30,000	33,825
Morris Publishing Group LLC, 10%, 2014	68,341	66,291
Nielsen Finance LLC, 11.5%, 2016	62,000	72,308
Nielsen Finance LLC, 12.5%, 2016	141,000	148,226

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
Nielsen Finance LLC, 7.75%, 2018 (n)	$45,000	$48,263

		$393,390

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$75,000	$81,000

Real Estate – 0.3%
CB Richard Ellis Group, Inc., REIT, 11.625%, 2017	$120,000	$139,200

Restaurants – 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$45,000	$45,900

Retailers – 2.2%
Express LLC/Express Finance Corp., 8.75%, 2018	$65,000	$69,388
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	210,000	208,556
Limited Brands, Inc., 6.9%, 2017	75,000	79,875
Limited Brands, Inc., 6.95%, 2033	40,000	36,800
Neiman Marcus Group, Inc., 10.375%, 2015	185,000	195,638
QVC, Inc., 7.375%, 2020 (n)	50,000	52,500
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	254,150
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	65,400
Toys “R” Us, Inc., 10.75%, 2017	140,000	160,650

		$1,122,957

Specialty Stores – 0.9%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$70,000	$73,850
Michaels Stores, Inc., 11.375%, 2016	125,000	136,875
Michaels Stores, Inc., 7.75%, 2018 (n)	75,000	77,250
Payless ShoeSource, Inc., 8.25%, 2013	191,000	194,104

		$482,079

Telecommunications - Wireless – 2.6%
Clearwire Corp., 12%, 2015 (n)	$305,000	$332,450
Cricket Communications, Inc., 7.75%, 2016	95,000	99,988
Crown Castle International Corp., 9%, 2015	80,000	89,200
Crown Castle International Corp., 7.125%, 2019	50,000	53,125
Digicel Group Ltd., 10.5%, 2018 (n)	165,000	183,769
Nextel Communications, Inc., 7.375%, 2015	25,000	25,188
NII Holdings, Inc., 10%, 2016	95,000	106,400
SBA Communications Corp., 8.25%, 2019	35,000	38,588
Sprint Capital Corp., 6.875%, 2028	50,000	44,750
Sprint Nextel Corp., 8.375%, 2017	140,000	152,950
Sprint Nextel Corp., 8.75%, 2032	100,000	104,125
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	114,000

		$1,344,533

Telephone Services – 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$45,000	$46,463
Frontier Communications Corp., 8.125%, 2018	115,000	129,519

		$175,982

Transportation - Services – 1.5%
American Petroleum Tankers LLC, 10.25%, 2015 (n)	$70,000	$72,888
Commercial Barge Line Co., 12.5%, 2017	170,000	197,200
Hertz Corp., 8.875%, 2014	74,000	75,943
Hertz Corp., 7.5%, 2018 (n)	70,000	74,025
Hertz Corp., 7.375%, 2021 (n)	100,000	104,000
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	45,000	45,450

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Swift Services Holdings, Inc., 10%, 2018 (z)	$155,000	$167,594

		$737,100

Utilities - Electric Power – 3.7%
AES Corp., 8%, 2017	$285,000	$308,513
Calpine Corp., 8%, 2016 (n)	125,000	134,063
Calpine Corp., 7.875%, 2020 (n)	120,000	125,700
Covanta Holding Corp., 7.25%, 2020	75,000	77,104
Dynegy Holdings, Inc., 7.75%, 2019	195,000	139,913
Edison Mission Energy, 7%, 2017	255,000	209,100
Energy Future Holdings Corp., 10%, 2020 (n)	180,000	190,459
Energy Future Holdings Corp., 10%, 2020	250,000	265,151
Genon Escrow Corp., 9.875%, 2020 (n)	170,000	178,075
NGC Corp. Capital Trust, 8.316%, 2027	275,000	132,000
Texas Competitive Electric Holdings LLC, 10.25%, 2015	195,000	119,925

		$1,880,003

Total Bonds		$36,561,284

Floating Rate Loans (g)(r) – 0.7%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$66,642	$66,775

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$49,771	$49,238
Local TV Finance LLC, Term Loan B, 2.31%, 2013	11,431	11,021
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	57,673	57,817

		$118,076

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$5,372	$5,548

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.26%, 2013	$5,798	$5,611
Realogy Corp., Term Loan, 3.28%, 2013	48,925	47,344

		$52,955

Financial Institutions – 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$19,048	$19,307

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$450,000	$7,125
MGM Mirage, Term Loan, 7%, 2014 (o)	70,556	69,189

		$76,314

Total Floating Rate Loans		$338,975

Common Stocks – 23.3%
Automotive – 0.9%
Accuride Corp. (a)	2,414	$36,113
Johnson Controls, Inc.	11,100	426,085

		$462,198

Broadcasting – 0.8%
New Young Broadcasting Holding Co., Inc. (a)	26	$62,400
Viacom, Inc., “B”	8,810	366,056

		$428,456

Brokerage & Asset Managers – 0.6%
Charles Schwab Corp.	17,970	$324,359

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.3%
3M Co.	3,170	$278,706
PPG Industries, Inc.	4,690	395,273

		$673,979

Computer Software - Systems – 1.0%
Hewlett-Packard Co.	6,520	$297,899
International Business Machines Corp.	1,160	187,920

		$485,819

Construction – 0.0%
Nortek, Inc. (a)	103	$3,940

Consumer Products – 0.8%
Avon Products, Inc.	14,010	$396,623

Electrical Equipment – 0.9%
Danaher Corp.	9,480	$436,649

Energy - Independent – 2.1%
Apache Corp.	4,570	$545,475
Noble Energy, Inc.	5,440	495,584

		$1,041,059

Energy - Integrated – 1.3%
Exxon Mobil Corp.	7,910	$638,179

General Merchandise – 1.4%
Kohl’s Corp. (a)	6,500	$330,070
Target Corp.	6,740	369,554

		$699,624

Insurance – 1.4%
Prudential Financial, Inc.	6,940	$426,879
Travelers Cos., Inc.	5,120	288,051

		$714,930

Leisure & Toys – 0.4%
Hasbro, Inc.	4,890	$215,600

Major Banks – 2.5%
Bank of America Corp.	20,580	$282,563
Bank of New York Mellon Corp.	8,850	276,386
Goldman Sachs Group, Inc.	2,130	348,511
JPMorgan Chase & Co.	8,500	381,990

		$1,289,450

Medical Equipment – 1.7%
Becton, Dickinson & Co.	2,930	$243,044
Thermo Fisher Scientific, Inc. (a)	10,960	627,679

		$870,723

Metals & Mining – 0.2%
United States Steel Corp.	1,700	$98,039

Natural Gas - Distribution – 0.5%
AGL Resources, Inc.	6,520	$239,284

Oil Services – 0.4%
Schlumberger Ltd.	2,330	$207,347

Other Banks & Diversified Financials – 0.3%
TCF Financial Corp.	9,230	$137,896

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.6%
Abbott Laboratories			6,740	$304,378

Printing & Publishing – 0.2%
American Media Operations, Inc. (a)			6,090	$86,904
Golden Books Family Entertainment, Inc. (a)			53,266	0
Quad/Graphics, Inc. (a)			260	11,560

				$98,464

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			180	$10,170

Specialty Chemicals – 0.7%
Airgas, Inc.			5,590	$350,325

Specialty Stores – 0.3%
Best Buy Co., Inc.			4,270	$145,180

Telecommunications - Wireless – 0.8%
Vodafone Group PLC, ADR			14,660	$415,758

Telephone Services – 0.7%
Adelphia Business Solutions, Inc. (a)			40,000	$0
CenturyLink, Inc.			8,130	351,541

				$351,541

Tobacco – 0.5%
Reynolds American, Inc.			8,340	$265,295

Trucking – 0.5%
United Parcel Service, Inc., “B”			3,660	$262,129

Utilities - Electric Power – 0.5%
Entergy Corp.			3,590	$259,090

Total Common Stocks				$11,826,484

Convertible Preferred Stocks – 0.2%
Automotive – 0.2%
General Motors Co., 4.75%			$1,990	$108,077

Preferred Stocks – 0.1%
Other Banks & Diversified Financials – 0.1%
Citigroup Capital XIII, 7.87%			850	$22,721

Warrants – 0.3%

Issuer	Strike Price	First Exercise
Broadcasting – 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	70	$168,000

Money Market Funds (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value			521,641	$521,641

Total Investments				$49,547,182

Other Assets, Less Liabilities – 2.4%				1,210,184

Net Assets – 100.0%				$50,757,366

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,699,655, representing 15.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	$55,000	$59,125
American Media, Inc., 13.5%, 2018	12/22/10	24,141	24,477
Anthracite Ltd., CDO, 6%, 2037	5/14/02	413,975	337,500
Banc of America Commercial Mortgage, Inc., FRN, 6.232%, 2051	6/19/08	239,750	175,267
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	25,000	26,125
Casella Waste Systems, Inc., 7.75%, 2019	1/26/11	15,000	15,338
Cequel Communications Holdings, 8.625%, 2017	1/13/11	36,002	36,619
Citadel Broadcasting Corp., 7.75%, 2018	1/06/10	15,000	15,975
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	45,000	46,463
Credit Acceptance Corp., 9.125%, 2017	1/25/10	58,656	64,500
Elizabeth Arden, Inc., 7.375%, 2021	1/13/11 -1/21/11	66,185	66,463
Falcon Franchise Loan LLC, FRN, 3.246%, 2025	1/29/03	34,834	29,324
Great Lakes Dredge & Dock Corp., 7.375%, 2019	1/25/11	15,000	15,150
LBI Media, Inc., 8.5%, 2017	7/18/07	88,900	75,713
Laredo Petroleum, Inc., 9.5%, 2019	1/12/11	25,000	26,063
Local TV Finance LLC, 9.25%, 2015	11/13/07 -5/31/10	167,107	158,864
Morgan Stanley Capital I, Inc., FRN, 1.434%, 2039	7/20/04	9,446	11,042
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	46,580	47,925
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	136,122	145,725
Packaging Dynamics Corp., 8.75%, 2016	1/25/11	10,000	10,188
Polypore International, Inc., 7.5%, 2017	11/10/10	15,000	15,525
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	45,499	46,013
Reynolds Group, 9%, 2019	1/24/11	184,832	183,750
SIRIUS XM Radio, Inc., 13%, 2013	3/12/10 - 4/20/10	76,954	77,350
SM Energy Co., 6.625%, 2019	9/22/10	10,000	10,000
Swift Services Holdings, Inc., 10%, 2018	12/15/10 - 1/04/11	159,857	167,594
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	71,448	74,550
Targa Resources Partners LP, 6.875%, 2021	1/19/11	35,000	35,000
UCI International, Inc., 8.625%, 2019	1/11/11	25,000	26,063
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	298,606	317,750

Total Restricted Securities			$2,341,558
% of Net Assets			4.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/11 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,382,050	$327,474	$0	$11,709,524
United Kingdom	415,758	—	—	415,758
Non-U.S. Sovereign Debt	—	657,037	—	657,037
Municipal Bonds	—	158,282	—	158,282
Corporate Bonds	—	30,028,791	—	30,028,791
Commercial Mortgage-Backed Securities	—	1,045,682	—	1,045,682
Asset-Backed Securities	—	337,617	—	337,617
Foreign Bonds	—	4,333,875	—	4,333,875
Floating Rate Loans	—	338,975	—	338,975
Mutual Funds	521,641	—	—	521,641

Total Investments	$12,319,449	$37,227,733	$0	$49,547,182

Other Financial Instruments
Futures	$1,028	$—	$—	$1,028
Forward Currency Contracts	—	(5,964)	—	(5,964)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/10	$24,298
Accrued discounts/premiums	—
Realized gain (loss)	(8,496)
Change in unrealized appreciation (depreciation)	(15,802)
Purchases	—
Sales	—
Transfers into level 3	—
Transfers out of level 3	—

Balance as of 1/31/11	$0

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$49,653,186

Gross unrealized appreciation	$4,124,279
Gross unrealized depreciation	(4,230,283)

Net unrealized appreciation (depreciation)	$(106,004)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	77,323	4/12/11	$105,148	$105,776	$(628)
SELL	EUR	UBS AG	112,102	3/15/11	148,069	153,405	(5,336)

							$(5,964)

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	120,625	March-2011	1,028

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affilated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	728,610	3,824,453	(4,031,422)	521,641

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$689	$521,641

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.